Cover	Sep. 08, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 08, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	000-54586
Entity Registrant Name	BOSTON THERAPEUTICS, INC.
Entity Central Index Key	0001473579
Entity Tax Identification Number	27-0801073
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5900 Hollis Street
Entity Address, City or Town	Emeryville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95608
City Area Code	603
Local Phone Number	935-9799
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false